Operating Leases (Notes)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Leases	Operating Leases
As at December 31, 2021, the Company has recognized right-of-use operating lease assets of $83.4 million, net of impairment and operating lease liabilities of $115.2 million. Right-of-use operating lease assets comprise primarily of leased office real estate globally and other assets. For all office real estate leases, rent incentives, including reduced-rent and rent free periods and contractually agreed rent increases during the lease term, have been included when determining the present value of future cash flows.
As part of the Company’s operating effectiveness and efficiency program, we are consolidating our office space. Where negotiations are either in advanced stages of discussion and it is probable that the sub-lease transactions will be completed, or we have agreed terms to sub-lease our office space, we have assessed our right-of-use lease assets for impairment and have recognized a $0.4 million (2020 — $12.9 million) charge within the period.
The Company believes its office space is sufficient to conduct its operations for the foreseeable future in these locations.
The Company has no lease transactions between related parties.
Operating lease charge. The following table summarizes the operating lease charge for the twelve months ended December 31, 2021 and 2020:

	For the Twelve Months Ended
	December 31, 2021	December 31, 2020
	($ in millions)
Amortization charge on right-of-use operating leased assets	$12.0	$11.8
Interest on operating lease liabilities	5.5	5.5
Operating lease charge	$17.5	$17.3
Lease Liabilities. The following table summarizes the maturity of lease liabilities under non-cancellable leases as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
	($ in millions)
Operating leases — maturities
2021	$—	$17.2
2022	17.0	14.2
2023	17.0	13.5
2024	16.5	12.6
2025	16.1	12.2
2026	15.3	12.0
Later years	61.8	51.4
Total minimum lease payments	$143.7	$133.1
Less imputed interest	(28.5)	(27.1)
Total lease liabilities	$115.2	$106.0